UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/08

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VII, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-11604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

                /s/ Pamela K. Hagenah
                --------------------------------------------------------------
                Pamela K. Hagenah    Menlo Park, California   February 3, 2009
                [Signature]               [City, State]            [Date]

Report type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                  -0-

Form 13F Information Table Total:                   17

Form 13F Information Table Value Total:             $78,536
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                      INTEGRAL CAPITAL MANAGEMENT VII, LLC
                           FORM 13F INFORMATION TABLE
                                 AS OF 12/31/08


                    TITLE OF            VALUE     SHARES/  SH/  PUT/ INVSTMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER       CLASS     CUSIP   (X$1000)   PRN AMT  PRN  CALL DSCRETN  MANAGERS  SOLE   SHARED  NONE
------------------- -------   -------  --------- --------  ---  ---- -------  -------- ------  ------  ----

AKAMAI TECHNOLOGIES
 INC		    COMM STK  00971T101	  7,545	  500,000  SH	     	SOLE	      500,000	0	0
ARIBA INC	    COMM STK  04033V203	  3,245	  450,000  SH	     	SOLE	      450,000	0	0
BLUE COAT
 SYSTEMS INC	    COMM STK  09534T508	  7,560	  900,000  SH	     	SOLE	      900,000	0	0
CELGENE CORP	    COMM STK  151020104   2,156	   39,001  SH	     	SOLE	       39,001	0	0
CITRIX SYS INC	    COMM STK  177376100	  4,007	  170,000  SH		SOLE	      170,000	0	0
GENOMIC HEALTH INC  COMM STK  37244C101	 11,493	  590,000  SH		SOLE	      590,000	0	0
GILEAD SCIENCES INC COMM STK  375558103	  1,995	   39,001  SH		SOLE	       39,001	0	0
GOOGLE INC	    COMM STK  38259P508	  6,153	   20,000  SH		SOLE	       20,000	0	0
ILLUMINA INC	    COMM STK  452327109	  1,824	   70,000  SH		SOLE	       70,000	0	0
INSULET CORP	    COMM STK  45784P101	  3,088	  400,000  SH		SOLE	      400,000	0	0
INTERNAP NETWORK
SVCS CORP	    COMM STK  45885A300   6,250	2,500,000  SH		SOLE	    2,500,000	0
MAKO SURGICAL
 CORP		    COMM STK  560879108	  3,273	  490,000  SH		SOLE	      490,000	0	0
PALM INC	    COMM STK  696643105	  3,578	1,165,400  SH		SOLE	    1,165,400	0
PALM INC	    CALL      696643905	    184	    4,600	CALL	SOLE	        4,600	0	0
QUALCOMM INC	    COMM STK  747525103	  9,674	  270,000  SH		SOLE	      270,000	0	0
VISTAPRINT LIMITED  SHS	      G93762204	  5,583	  300,000  SH		SOLE	      300,000	0	0
VOLTERRA
 SEMICONDUCTOR CORP COMM STK  928708106	    930	  130,000  sh		SOLE	      130,000	0	0

GRAND TOTAL			        $78,536


